MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS o NOVEMBER 30, 2002


DEAR SHAREHOLDER:

During the 12 months ended November 30, 2002, U.S. economic indicators fluctuated between stronger and weaker growth. The economy continued to recover from recession and the aftermath of September 11. Real gross domestic product
(GDP) accelerated to an annual growth rate of 5.0 percent in the first quarter of 2002. In the spring, the economy began to send mixed signals and the recovery lost momentum. Weakness in manufacturing and capital spending combined with corporate-accounting scandals and geopolitical turmoil to slow GDP to a 1.3 percent annual growth rate in the second quarter. The strongest consumer spending of the year and the restocking of inventories led to 4.0 percent annual GDP growth in the third quarter. The choppiness in the recovery pattern is expected to continue.

As the economy gained strength in the first few months of 2002, a general consensus developed that the Federal Reserve Board would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns in March and yields rose. By late spring, however, the consensus shifted to favoring bonds as labor market and capital-spending indicators remained soft and new disclosures on corporate ethics spurred a flight to quality. Most importantly, the Federal Reserve changed its monetary policy bias from neutral toward one of easing. The market's expectations of eventual rate hikes were scaled back and bonds rallied. A mid-October surge in the equity markets created a downdraft in bonds, but renewed concerns about the economy helped bond prices improve by month-end. On November 6, 2002, the Federal Reserve lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in nearly one year.

MUNICIPAL MARKET CONDITIONS

The economic environment and unsettled equity markets lowered municipal yields to levels last seen in the 1960s. During the first 11 months of 2002, the yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March to a low of 4.74 percent in September. The index yield stood at 5.10 percent at the end of November 2002. Yields on bonds with Arizona, Florida, New Jersey and Pennsylvania state tax exemptions were 5 to 10 basis points lower than national levels.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. A rising yield ratio indicates weaker relative performance by municipals. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March. As municipals lagged the summer rally in Treasuries, the ratio jumped to 102 percent in September. The ratio remained above 100 percent during October and November. These levels imply that municipals are cheap relative to Treasuries.

State and local governments took advantage of lower interest rates to refinance outstanding debt in a manner similar to homeowners refinancing their mortgages. Refinancing activity contributed to a surge in

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS o NOVEMBER 30, 2002 continued

municipal bond underwriting, and long-term volume increased 27 percent to a record $328 billion in the first eleven months of 2002. Refunding issues represented almost one-quarter of the total. Issuance is on track to raise calendar year 2002's volume to $350 billion. Arizona, Florida, New Jersey and Pennsylvania issuers represented 14 percent of the national volume.

                        30-Year Bond Yields 1997-2002

[GRAPHIC OMITTED]

                                                            Insured
                                          U.S.          Municipal Yields/
                   Insured Municipal    Treasury         U.S. Treasury
Date                    Yields           Yields         Yields (Ratio)
--------------------------------------------------------------------------
12/31/96                 5.60             6.63              84.46%
01/31/97                 5.70             6.79              83.95%
02/28/97                 5.65             6.80              83.09%
03/31/97                 5.90             7.10              83.10%
04/30/97                 5.75             6.94              82.85%
05/30/97                 5.65             6.91              81.77%
06/30/97                 5.60             6.78              82.60%
07/30/97                 5.30             6.30              84.13%
08/31/97                 5.50             6.61              83.21%
09/30/97                 5.40             6.40              84.38%
10/31/97                 5.35             6.15              86.99%
11/30/97                 5.30             6.05              87.60%
12/31/97                 5.15             5.92              86.99%
01/31/98                 5.15             5.80              88.79%
02/28/98                 5.20             5.92              87.84%
03/31/98                 5.25             5.93              88.53%
04/30/98                 5.35             5.95              89.92%
05/29/98                 5.20             5.80              89.66%
06/30/98                 5.20             5.65              92.04%
07/31/98                 5.18             5.71              90.72%
08/31/98                 5.03             5.27              95.45%
09/30/98                 4.95             5.00              99.00%
10/31/98                 5.05             5.16              97.87%
11/30/98                 5.00             5.06              98.81%
12/31/98                 5.05             5.10              99.02%
01/31/99                 5.00             5.09              98.23%
02/28/99                 5.10             5.58              91.40%
03/31/99                 5.15             5.63              91.47%
04/30/99                 5.20             5.66              91.87%
05/31/99                 5.30             5.83              90.91%
06/30/99                 5.47             5.96              91.78%
07/31/99                 5.55             6.10              90.98%
08/31/99                 5.75             6.06              94.88%
09/30/99                 5.85             6.05              96.69%
10/31/99                 6.03             6.16              97.89%
11/30/99                 6.00             6.29              95.39%
12/31/99                 5.97             6.48              92.13%
01/31/00                 6.18             6.49              95.22%
02/29/00                 6.04             6.14              98.37%
03/31/00                 5.82             5.83              99.83%
04/30/00                 5.91             5.96              99.16%
05/31/00                 5.91             6.01              98.34%
06/30/00                 5.84             5.90              98.98%
07/31/00                 5.73             5.78              99.13%
08/31/00                 5.62             5.67              99.12%
09/30/00                 5.74             5.89              97.45%
10/31/00                 5.65             5.79              97.58%
11/30/00                 5.55             5.61              98.93%
12/31/00                 5.27             5.46              96.52%
01/31/01                 5.30             5.50              96.36%
02/28/01                 5.27             5.31              99.25%
03/31/01                 5.26             5.44              96.69%
04/30/01                 5.45             5.79              94.13%
05/31/01                 5.40             5.75              93.91%
06/30/01                 5.35             5.76              92.88%
07/31/01                 5.16             5.52              93.48%
08/31/01                 5.07             5.37              94.41%
09/30/01                 5.20             5.42              95.94%
10/31/01                 5.04             4.87             103.49%
11/30/01                 5.17             5.29              97.73%
12/31/01                 5.36             5.47              97.99%
01/31/02                 5.22             5.43              96.13%
02/28/02                 5.14             5.42              94.83%
03/31/02                 5.43             5.80              93.62%
04/30/02                 5.30             5.59              94.81%
05/31/02                 5.29             5.62              94.13%
06/30/02                 5.27             5.51              95.64%
07/31/02                 5.12             5.30              96.60%
08/31/02                 5.00             4.93             101.42%
09/30/02                 4.74             4.67             101.50%
10/31/02                 5.01             4.99             100.40%
11/30/02                 5.10             5.04             101.19%


PORTFOLIO STRUCTURE

Morgan Stanley Multi-State Municipal Series Trust is comprised of four series of state portfolios: Arizona, Florida, New Jersey and Pennsylvania.

The Arizona Series' net assets of $30.2 million were diversified among 10 long-term sectors and 26 credits. Duration, a measure of sensitivity to interest-rate changes, was 6.7 years at the end of November. Generally, bonds with longer durations have the greater volatility. The portfolio's average maturity and call protection were 16 and 8 years, respectively. More than 85 percent of the portfolio was rated AA or AAA.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS o NOVEMBER 30, 2002 continued

The Florida Series' net assets of $40.6 million were diversified among 10 long-term sectors and 31 credits. Duration, a measure of sensitivity to interest-rate changes, was 7.0 years at the end of November. Generally, bonds with longer durations have the greater volatility. The portfolio's average maturity and call protection were 18 and 8 years, respectively. More than 90 percent of the portfolio was rated AA or AAA.

The New Jersey Series' net assets of $35.9 million were diversified among 13 long-term sectors and 26 credits. Duration, a measure of sensitivity to interest-rate changes, was 5.1 years at the end of November. Generally, bonds with longer durations have the greater volatility. The portfolio's average maturity and call protection were 18 and 6 years, respectively. More than 90 percent of the portfolio was rated AA or AAA.

Pennsylvania's net assets of $33 million were diversified among 12 long-term sectors and 26 credits. Duration, a measure of sensitivity to interest-rate changes, was 6.3 years at the end of November. Generally, bonds with longer durations have the greater volatility. The portfolio's average maturity and call protection were 17 and 6 years, respectively. Eighty percent of the portfolio was rated AA or AAA.

For your convenience, we have summarized details regarding each Series on the following pages. Here you will find information on credit quality, duration, maturity, call protection, distributions and performance.

LOOKING AHEAD

The Federal Reserve Board's cautious approach toward an economic recovery helped stabilize the fixed-income markets earlier this year. In fact, the Fed's current willingness to be accommodative resulted in a major bond rally during the second and third calendar quarters. We believe that the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds may offer a significant advantage.

We appreciate your ongoing support of Morgan Stanley Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo              /s/ Mitchell M. Merin

Charles A. Fiumefreddo                  Mitchell M. Merin
Chairman of the Board                   President and CEO

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
ANNUAL HOUSEHOLDING NOTICE o NOVEMBER 30, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - ARIZONA SERIES FUND PERFORMANCE o NOVEMBER 30, 2002


                               [GRAPHIC OMITTED]

                               GROWTH OF $10,000

                       Date              Total             Lehman
               ---------------------------------------------------
               November 30, 1992          $9,600           $10,000
               November 30, 1993         $10,696           $11,109
               November 30, 1994          $9,930           $10,525
               November 30, 1995         $11,838           $12,514
               November 30, 1996         $12,387           $13,250
               November 30, 1997         $13,086           $14,200
               November 30, 1998         $13,945           $15,302
               November 30, 1999         $13,592           $15,138
               November 30, 2000         $14,601           $16,376
               November 30, 2001         $15,597           $17,809
               November 30, 2002         $16,476(3)        $18,935
               ---------------------------------------------------

                              -- Fund -- Lehman (4)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------

PERIOD ENDED NOVEMBER 30, 2002
------------------------------
1 Year                         5.64%(1)      1.41%(2)
5 Years                        4.72%(1)      3.86%(2)
10 Years                       5.55%(1)      5.12%(2)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 2002.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - FLORIDA SERIES FUND PERFORMANCE o NOVEMBER 30, 2002 continued


                               [GRAPHIC OMITTED]

                                GROWTH OF $10,000

                       Date              Total             Lehman
               ---------------------------------------------------
               November 30, 1992          $9,600           $10,000
               November 30, 1993         $10,771           $11,109
               November 30, 1994          $9,988           $10,525
               November 30, 1995         $11,937           $12,514
               November 30, 1996         $12,538           $13,250
               November 30, 1997         $13,303           $14,200
               November 30, 1998         $14,311           $15,302
               November 30, 1999         $13,925           $15,138
               November 30, 2000         $14,998           $16,376
               November 30, 2001         $16,082           $17,809
               November 30, 2002         $16,957(3)        $18,935
               ---------------------------------------------------

                              -- Fund -- Lehman (4)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------

PERIOD ENDED NOVEMBER 30, 2002
------------------------------
1 Year             5.44%(1)        1.22%(2)
5 Years            4.97%(1)        4.12%(2)
10 Years           5.85%(1)        5.42%(2)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 2002.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - NEW JERSEY SERIES FUND PERFORMANCE o NOVEMBER 30, 2002 continued

                               [GRAPHIC OMITTED]

                              GROWTH OF $10,000

                       Date              Total             Lehman
               ---------------------------------------------------
               November 30, 1992          $9,600           $10,000
               November 30, 1993         $10,755           $11,109
               November 30, 1994          $9,899           $10,525
               November 30, 1995         $11,839           $12,514
               November 30, 1996         $12,423           $13,250
               November 30, 1997         $13,292           $14,200
               November 30, 1998         $14,287           $15,302
               November 30, 1999         $13,938           $15,138
               November 30, 2000         $14,958           $16,376
               November 30, 2001         $16,016           $17,809
               November 30, 2002         $16,882(3)        $18,935
               ---------------------------------------------------

                              -- Fund -- Lehman (4)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------

PERIOD ENDED NOVEMBER 30, 2002
------------------------------

1 Year                        5.41%(1)        1.19%(2)
5 Years                       4.90%(1)        4.05%(2)
10 Years                      5.81%(1)        5.38%(2)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value including the deduction of a 4% front-end sales charge, assuming a complete redemption on November 30, 2002.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - PENNSYLVANIA SERIES FUND PERFORMANCE o NOVEMBER 30, 2002 continued

                               [GRAPHIC OMITTED]

                                GROWTH OF $10,000

                       Date              Total             Lehman
               ---------------------------------------------------
               November 30, 1992          $9,600           $10,000
               November 30, 1993         $10,813           $11,109
               November 30, 1994          $9,965           $10,525
               November 30, 1995         $11,923           $12,514
               November 30, 1996         $12,552           $13,250
               November 30, 1997         $13,371           $14,200
               November 30, 1998         $14,253           $15,302
               November 30, 1999         $13,823           $15,138
               November 30, 2000         $14,933           $16,376
               November 30, 2001         $16,156           $17,809
               November 30, 2002         $16,936(3)        $18,935
               ---------------------------------------------------

                              -- Fund -- Lehman (4)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------

PERIOD ENDED NOVEMBER 30, 2002
------------------------------

1 Year                        4.83%(1)        0.63%(2)
5 Years                       4.84%(1)        3.99%(2)
10 Years                      5.84%(1)        5.41%(2)

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value including the deduction of 4% front-end sales charge, assuming a complete redemption on November 30, 2002.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY o NOVEMBER 30, 2002

                                              ARIZONA          FLORIDA        NEW JERSEY      PENNSYLVANIA
                                              SERIES           SERIES           SERIES           SERIES
-----------------------------------------------------------------------------------------------------------
Credit Ratings (1)(2):
 Aaa or AAA ............................       66%              81%              79%              57%
 Aa or AA ..............................       22               13               12               23
 A or A ................................        7                3                8                8
 Baa or BBB ............................        5                3                -               12
 Ba or BB ..............................        -                -                -                -
 Non-Rated (3) .........................        -                -                1                -
Portfolio Distribution by Call Date (1):
 2002 ..................................        -                -                -                -
 2003 ..................................        9                -               15               13
 2004 ..................................       12               12                7               18
 2005 ..................................        -                8               11                3
 2006 ..................................        -                3                3                3
 2007 ..................................        -                5                3                4
 2008 ..................................        -                4               12                6
 2009 ..................................        4                3                7                5
 2010 ..................................       10                5               17               10
 2011 ..................................       26               29               10               16
 2012+ .................................       39               31               15               22
Weighted Average:
 Maturity (1) ..........................       16 Years         18 Years         18 Years        17 Years
 Call Protection (1) ...................        8 Years          8 Years          6 Years          6 Years
 Modified Duration (4) .................        7 Years          7 Years          5 Years          6 Years
Per Share Net Asset Value:
 November 30, 2001 .....................   $10.33           $10.59           $10.67           $10.76
 November 30, 2002 .....................   $10.44           $10.65           $10.75           $10.76
Distributions (5) ......................   $ 0.46            $0.50            $0.49            $0.51
Total Return (6):
 12 months ended 11/30/02 ..............     5.64%            5.44%            5.41%            4.83%

------------
(1)   Based on long-term portfolio.
(2) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(3) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.
(4)   Includes short-term securities.
(5) Includes all income dividends and capital gains distributions, if any, paid by each Series for the year ended November 30, 2002.
(6) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus reinvested distributions and do not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - ARIZONA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002


 PRINCIPAL
 AMOUNT IN                                                                              COUPON      MATURITY
 THOUSANDS                                                                               RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------
            ARIZONA TAX-EXEMPT MUNICIPAL BONDS* (94.6%)
            GENERAL OBLIGATION (7.5%)
 $  1,000   Maricopa County Community College District, Refg Ser 2002 ...............   5.25 %      07/01/11    $ 1,101,530
    1,000   Puerto Rico, Public Improvement Ser 1998 (MBIA) .........................   6.00        07/01/16      1,179,200
 --------                                                                                                       -----------
    2,000                                                                                                         2,280,730
 --------                                                                                                       -----------
            EDUCATIONAL FACILITIES REVENUE (10.3%)
            Arizona Board of Regents,
    1,000     Arizona State University Ser 2002 COPs (MBIA) .........................   5.375       07/01/19      1,052,370
    1,000     Northern Arizona University Ser 2002 (FGIC) ...........................   5.00        06/01/30        991,140
    1,000     University of Arizona Ser 2001 A COPs (Ambac) .........................   5.50        06/01/18      1,064,930
 --------                                                                                                       -----------
    3,000                                                                                                         3,108,440
 --------                                                                                                       -----------
            ELECTRIC REVENUE (9.5%)
    1,000   Arizona Power Authority, Hoover Uprating Refg Ser 2001 ..................   5.25        10/01/17      1,083,880
      690   Mesa, Utility Ser 2002 (FGIC) ...........................................   5.00        07/01/15        737,941
    1,000   Salt River Project Agricultural Improvement & Power District,
 --------     Refg 2002 Ser A .......................................................   5.25        01/01/19      1,047,020
                                                                                                                -----------
    2,690                                                                                                         2,868,841
 --------                                                                                                       -----------
            HOSPITAL REVENUE (12.0%)
    1,500   Maricopa County Industrial Development Authority, Catholic Healthcare
              West 1992 Ser A (MBIA) ................................................   5.75        07/01/11      1,534,050
    1,000   Pima County Industrial Development Authority, Carondelet Health Care
              Corp Ser 1993 (MBIA) ..................................................   5.25        07/01/13      1,094,340
    1,000   Scottsdale Industrial Development Authority, Scottsdale Health Care
 --------     Ser 2001 ..............................................................   5.80        12/01/31      1,001,650
                                                                                                                -----------
    3,500                                                                                                         3,630,040
 --------                                                                                                       -----------
            Industrial Development/Pollution Control Revenue (4.6%)
    1,000   Greenlee County Industrial Development Authority, Phelps Dodge Corp
            Refg 1994 ...............................................................   5.45        06/01/09        957,760
      500   Mohave County Industrial Development Authority, Citizens Utilities Co
 --------     1993 Ser B (AMT) ......................................................   5.80        11/15/28        427,050
                                                                                                                -----------
    1,500                                                                                                         1,384,810
 --------                                                                                                       -----------
            Mortgage Revenue - Single Family (2.1%)
      610   Maricopa County Industrial Development Authority, Ser 2000 - 1C (AMT)....   6.25        12/01/30        642,995
 --------                                                                                                       -----------

                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - ARIZONA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                             COUPON       MATURITY
 THOUSANDS                                                                              RATE          DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------
            PUBLIC FACILITIES REVENUE (13.6%)
            Arizona School Facilities Board, School Improvement,
  $ 1,000     Ser 2001 .............................................................   5.00 %        07/01/19    $ 1,023,090
    1,000     Ser 2002 .............................................................   5.25          07/01/20      1,043,590
    1,000   Phoenix Civic Improvement Corporation, Phoenix Municipal Courthouse
              Sr Lien Excise Tax Ser 1999 A ........................................   5.25          07/01/24      1,020,640
    1,000   Phoenix Industrial Development Authority, Capitol Mall LLC Ser 2000
  -------     (Ambac) ..............................................................   5.375         09/15/22      1,031,040
                                                                                                                 -----------
    4,000                                                                                                          4,118,360
  -------                                                                                                        -----------
            TRANSPORTATION FACILITIES REVENUE (20.5%)
    1,000   Arizona Transportation Board, Highway Ser 2001 .........................   5.25          07/01/20      1,034,880
    1,000   Phoenix Civic Improvement Corporation, Sr Lien Airport Ser 2002 B
              (AMT) (FGIC) .........................................................   5.75          07/01/19      1,066,730
            Phoenix,
    1,000     Street & Highway Jr Lien Refg Ser 2002 (FGIC) ........................   5.00          07/01/11      1,081,110
    1,000     Street & Highway Refg Ser 1993 .......................................   5.125         07/01/11      1,035,660
    1,000   Tucson, Street & Highway Sr Lien Refg Ser 1993 .........................   5.50          07/01/09      1,038,500
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A .............   4.75          07/01/38        931,930
  -------                                                                                                        -----------
    6,000                                                                                                          6,188,810
  -------                                                                                                        -----------
            WATER & SEWER REVENUE (10.7%)
    1,000   Arizona Water Infrastucture Finance Authority, Water Quality Ser 2001 A    5.375         10/01/18      1,063,920
    1,000   Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) .......................   6.50          07/01/22      1,075,000
            Tucson,
      500     Water Refg Ser 2002 (FGIC) ...........................................   5.50          07/01/17        545,695
      500     Water Refg Ser 2002 (FGIC) ...........................................   5.50          07/01/18        541,455
  -------                                                                                                        -----------
    3,000                                                                                                          3,226,070
  -------                                                                                                        -----------
            REFUNDED (3.8%)
    1,000   Phoenix, Ser 2000 ......................................................   5.875         07/01/10+     1,147,720
  -------                                                                                                        -----------
   27,300   TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS (COST $27,771,679)......................................     28,596,816
  -------                                                                                                        -----------

                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - ARIZONA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002 continued

 PRINCIPAL
 AMOUNT IN                                                                       COUPON         MATURITY
 THOUSANDS                                                                        RATE            DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------
            SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.3%)
 $    800   Pinal County Industrial Development Authority, Newmont Mining Co
              Ser 1984 (Demand 12/02/02) ...................................     1.35**%         12/01/09   $   800,000
      200   Tempe, Excise Tax Ser 1998 (Demand 12/02/02) ...................     1.25**          07/01/23       200,000
 --------                                                                                                   -----------
    1,000   TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $1,000,000)..................     1,000,000
 --------                                                                                                   -----------
 $ 28,300   TOTAL INVESTMENTS (Cost $28,771,679) (a) ......................................          97.9%   29,596,816
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES .........................................           2.1       650,019
                                                                                                 --------   -----------
            NET ASSETS ....................................................................         100.0%  $30,246,835
                                                                                                 ========   ===========

------------
AMT   Alternative Minimum Tax.
COPs  Certificates of Participation.
 +    Prerefunded to call date shown.
 *    Puerto Rico issues represent 7.0% of net assets.
**    Current coupon of variable rate security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $971,179 and the aggregate gross unrealized depreciation is $146,042, resulting in net unrealized appreciation of $825,137.


Bond Insurance:
---------------

Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
MBIA   Municipal Bond Investors Assurance Corporation.


                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - FLORIDA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002


 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
            FLORIDA TAX-EXEMPT MUNICIPAL BONDS* (95.9%)
            GENERAL OBLIGATION (2.9%)
 $   1,140  Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA) .......    5.00 %       06/01/20    $ 1,161,466
 ---------                                                                                                        -----------
            EDUCATIONAL FACILITIES REVENUE (2.6%)
     1,000  Volusia County Educational Facilities Authority, Embry-Riddle
 ---------    Aeronautical University Ser 1996 A ....................................    6.125        10/15/16      1,049,360
                                                                                                                  -----------
            ELECTRIC REVENUE (15.5%)
     2,000  Jacksonville Electric Authority, St. Johns Power Park Issue 2 Ser 7 .....    5.00         10/01/18      2,051,600
     3,000  Lakeland, Refg Ser 1999 A (MBIA) ........................................    0.00         10/01/14      1,734,870
     1,000  Orlando Utilities Commission, Water & Electric Ser 2001 .................    5.25         10/01/19      1,046,880
     1,500  Puerto Rico Electric Power Authority, Power Ser DD (FSA) ................    4.50         07/01/19      1,475,835
 ---------                                                                                                        -----------
     7,500                                                                                                          6,309,185
 ---------                                                                                                        -----------
            HOSPITAL REVENUE (10.4%)
     1,000  Alachua County Health Facilities Authority, Shands Teaching Hospital
              & Clinics Ser 1996 A (MBIA) ...........................................    6.25         12/01/11      1,170,920
     1,000  Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee) .......    6.60         02/01/21      1,023,350
       905  Polk County Industrial Development Authority, Winter Haven Hospital
              1985 Ser 2 (MBIA) .....................................................    6.25         09/01/15        935,182
     1,000  Tampa, Catholic Health East Ser 1998 A-1 (MBIA) .........................    5.50         11/15/14      1,103,400
 ---------                                                                                                        -----------
     3,905                                                                                                          4,232,852
 ---------                                                                                                        -----------
            PUBLIC FACILITIES REVENUE (23.7%)
     1,000  Alachua County School Board, Ser 2001 COPs (Ambac) ......................    5.00         07/01/21      1,012,120
       500  Escambia County, Sales Tax Refg Ser 2002 (Ambac) ........................    5.25         10/01/18        530,535
     1,000  Hillsborough County, School District Sales Tax Refg (Ambac) .............    5.375        10/01/20      1,046,090
     1,600  Jacksonville, Sales Tax Ser 2001 (Ambac) ................................    5.50         10/01/17      1,730,064
     1,000  Lake County School Board, Ser 2002 COPs (Ambac) .........................    5.375        07/01/18      1,066,690
     1,000  Osceola County, Sales Surtax Ser 2002 (Ambac) ...........................    5.375        10/01/21      1,043,810
     1,000  Osceola County School District, Ser 2001 (FGIC) .........................    5.125        06/01/25      1,010,120
     1,000  Palm Beach County, Criminal Justice Ser 1997 (FGIC) .....................    5.75         06/01/13      1,140,610
     1,000  Tampa, Sales Tax Ser A 2001 (Ambac) .....................................    5.375        10/01/21      1,045,400
 ---------                                                                                                        -----------
     9,100                                                                                                          9,625,439
 ---------                                                                                                        -----------
            RECREATIONAL FACILITIES REVENUE (2.5%)
     1,000  Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) .............    6.15         10/01/20      1,022,900
 ---------                                                                                                        -----------

                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - FLORIDA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                                COUPON     MATURITY
 THOUSANDS                                                                                 RATE        DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
            RETIREMENT & LIFE CARE FACILITIES REVENUE (2.4%)
 $  1,000   Escambia County Health Facilities Authority, Ascension Health
 --------     Ser 2002 C ..............................................................    5.25 %     11/15/32     $   973,480
                                                                                                                   -----------
            TRANSPORTATION FACILITIES REVENUE (17.9%)
    1,000   Dade County, Aviation 1992 Ser B (AMT) (MBIA) .............................    6.60       10/01/22       1,023,440
    1,000   Greater Orlando Aviation Authority, Ser 1997 (AMT) (FGIC) .................    5.75       10/01/11       1,110,280
    2,000   Mid-Bay Bridge Authority, Refg Ser 1993 A (Ambac) .........................    5.95       10/01/22       2,215,240
    1,500   Osceola County, Osceola Parkway (MBIA) ....................................    6.10       04/01/17       1,534,530
    1,500   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................    4.75       07/01/38       1,397,895
 --------                                                                                                          -----------
    7,000                                                                                                            7,281,385
 --------                                                                                                          -----------
            WATER & SEWER REVENUE (12.8%)
    2,000   Dade County, Water & Sewer Ser 1995 (FGIC) ................................    5.50       10/01/25       2,070,140
    1,000   Florida Governmental Utility Authority, Golden Gate Ser 1999 (Ambac)           5.25       07/01/18       1,048,020
    1,000   Lakeland, Water & Wastewater Refg & Improvement Ser 2002 ..................    5.00       10/01/32         990,740
    1,000   Sunrise, Utility Refg Ser 1998 (Ambac) ....................................    5.50       10/01/18       1,103,950
 --------                                                                                                          -----------
    5,000                                                                                                            5,212,850
 --------                                                                                                          -----------
            REFUNDED (5.2%)
    2,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) ..........    5.375      10/01/24       2,108,440
 --------                                                                                                          -----------
   38,645   TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS (COST $37,556,577).......................................      38,977,357
 --------                                                                                                          -----------
            SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATION (3.0%)
    1,200   Collier County Health Facilities Authority, Cleveland Clinic Foundation
 --------     Ser 1999 (Demand 12/02/02) (Cost $1,200,000).............................    1.13**     01/01/33       1,200,000
                                                                                                                   -----------
 $ 39,845   TOTAL INVESTMENTS (COST $38,756,577) (A)...........................................           98.9%     40,177,357
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES .............................................            1.1         449,242
                                                                                                         -----     -----------
            NET ASSETS ........................................................................          100.0%    $40,626,599
                                                                                                         =====     ===========


                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - FLORIDA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002 continued

------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
ETM      Escrowed to maturity.
 *       Puerto Rico issues represent 12.3% of net assets.
**       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,486,206 and the aggregate gross unrealized depreciation is $65,426, resulting in net unrealized appreciation of $1,420,780.


Bond Insurance:
---------------
 Ambac      Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - a wholly owned subsidiary of Ambac
            Assurance Corporation.
 FGIC       Financial Guaranty Insurance Company.
 FSA        Financial Security Assurance Inc.
 MBIA       Municipal Bond Investors Assurance Corporation.


                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002


 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------
            NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS* (92.0%)
            GENERAL OBLIGATION (9.2%)
$  1,000    Burlington County Bridge Commission, Pooled Loan Ser 2002 ..................   5.00 %  10/15/19     $ 1,022,640
            New Jersey,
     415      Refg Ser F ...............................................................   5.25    08/01/14         441,344
   1,000      Ser 1998 .................................................................   4.50    03/01/18         986,900
     800    West Windsor - Plainsboro Regional School District, Refg Ser 2002 (FSA)        5.00    12/01/15         849,160
--------                                                                                                        -----------
   3,215                                                                                                          3,300,044
--------                                                                                                        -----------
            EDUCATIONAL FACILITIES REVENUE (5.6%)
            New Jersey Educational Facilities Authority,
   1,000      Princeton University Ser 1999 A ..........................................   4.75    07/01/25         974,270
   1,000      University of Medicine & Dentistry 1997 Ser A (MBIA) .....................   5.00    09/01/17       1,034,320
--------                                                                                                        -----------
   2,000                                                                                                          2,008,590
--------                                                                                                        -----------
            HOSPITAL REVENUE (11.9%)
            New Jersey Health Care Facilities Financing Authority,
   1,000      AHS Hospital Corp Ser 1997 A (Ambac) .....................................   6.00    07/01/13       1,156,250
     465      Robert Wood Johnson University Hospital Ser B (MBIA) .....................   6.625   07/01/16         481,973
   2,500      Robert Wood Johnson University Hospital Ser 2000 .........................   5.75    07/01/25       2,615,475
--------                                                                                                        -----------
   3,965                                                                                                          4,253,698
--------                                                                                                        -----------
            INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (2.8%)
   1,000    Salem County Pollution Control Financing Authority, E I du Pont
--------      de Nemours & Co 1992 Ser A (AMT) .........................................   6.125   07/15/22       1,021,090
                                                                                                                -----------
            Mortgage Revenue - Single Family (5.8%)
   2,000    New Jersey Housing & Mortgage Finance Agency, Home Buyer
--------      Ser 2000 CC (MBIA) (AMT) .................................................   5.875   10/01/31       2,078,660
                                                                                                                -----------
            MORTGAGE REVENUE - MULTI-FAMILY (8.7%)
            New Jersey Housing & Mortgage Finance Agency,
   2,000      1995 Ser A (Ambac) .......................................................   6.00    11/01/14       2,087,500
   1,000      Presidential Plaza at Newport - FHA Insured Mtges Refg 1991 Ser 1 ........   7.00    05/01/30       1,016,000
--------                                                                                                        -----------
   3,000                                                                                                          3,103,500
--------                                                                                                        -----------
            NURSING & HEALTH RELATED FACILITIES REVENUE (2.4%)
     835    New Jersey Health Care Facilities Financing Authority, Spectrum For
--------      Living - FHA Insured Mortgage Refg Ser B .................................   6.50    02/01/22         852,894
                                                                                                                -----------

                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON     MATURITY
 THOUSANDS                                                                                    RATE        DATE           VALUE
-------------------------------------------------------------------------------------------------------------------------------
            PUBLIC FACILITIES REVENUE (11.4%)
$  1,000    Essex County Improvement Authority Ser 2002 (MBIA) ..........................   5.25 %     10/01/19     $ 1,049,300
   1,000    Middlesex County, Ser 2001 COPs (MBIA) ......................................   5.00       08/01/22       1,009,740
   1,000    New Jersey Economic Development Authority, School Facilities Construction
              2001 Ser A (Ambac) ........................................................   5.25       06/15/19       1,044,040
   1,000    Puerto Rico Infrastructure Financing Authority, Special Tax
--------      Ser 1997 A (Ambac) ........................................................   5.00       07/01/28       1,004,400
                                                                                                                    -----------
   4,000                                                                                                              4,107,480
--------                                                                                                            -----------
            RECREATIONAL FACILITIES REVENUE (4.0%)
            New Jersey Sports & Exposition Authority,
     500      State Contract 1993 Ser A .................................................   5.50       09/01/23         507,385
   1,000      State Contract 1998 Ser A (MBIA) ..........................................   4.50       03/01/24         933,690
--------                                                                                                            -----------
   1,500                                                                                                              1,441,075
--------                                                                                                            -----------
            RESOURCE RECOVERY REVENUE (2.5%)
     900    Warren County Pollution Control Financing Authority, Warren Energy
--------      Resource Co Ltd Partnership Ser 1984 (MBIA) ...............................   6.60       12/01/07         896,220
                                                                                                                    -----------
            Transportation Facilities Revenue (7.3%)
   1,000    Delaware River Port Authority, Ser 1995 (FGIC) # ............................   5.50       01/01/26       1,030,770
   1,500    Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC) ##          5.75       05/01/15       1,593,630
--------                                                                                                            -----------
   2,500                                                                                                              2,624,400
--------                                                                                                            -----------
            WATER & SEWER REVENUE (17.5%)
   1,000    Bergen County Utilities Authority, Water 1998 Ser A (FGIC) ..................   4.75       12/15/15       1,022,640
   1,000    Camden County Municipal Utilities Authority, Sewer Refg Ser 1997 (FGIC)         5.25       07/15/17       1,044,260
   1,000    North Hudson Sewerage Authority, Refg Ser 2002 A (FGIC) .....................   5.25       08/01/19       1,048,630
   1,000    Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) ...........   6.00       07/15/13       1,043,910
   1,000    Passaic Valley Sewerage Commissioners, Ser 1992 D (Ambac) ...................   5.75       12/01/13       1,022,840
   1,100    Puerto Rico Public Finance Corporation, 2001 Ser A (MBIA) ...................   5.00       08/01/29       1,105,302
--------                                                                                                            -----------
   6,100                                                                                                              6,287,582
--------                                                                                                            -----------
            REFUNDED (2.9%)
   1,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) ............   5.375      10/01/24       1,054,220
--------                                                                                                            -----------
  32,015    TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (COST $31,848,126).......................................    33,029,453
--------                                                                                                            -----------

                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - NEW JERSEY SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                         COUPON       MATURITY
 THOUSANDS                                                                          RATE          DATE              VALUE
--------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.2%)
$   500     Middlesex County Pollution Control Financing Authority, Amerada Hess
              Corp Refg Ser 1992 ...............................................   6.875%         12/01/22+    $   511,210
    200     New Jersey Economic Development Authority, Foreign Trade Zone
              Ser 1998 (Demand 12/02/02) .......................................   1.20**         12/01/07         200,000
    700     Rutgers University, 2002 Ser A (Demand 12/02/02) ...................   1.00**         05/01/18         700,000
    800     Union County Industrial Pollution Control Finance Authority,
-------       Exxon Corp Ser 1994 (Demand 12/02/02) ............................   0.75**         07/01/33         800,000
                                                                                                               -----------
  2,200     TOTAL SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,195,957)..................     2,211,210
-------                                                                                                        -----------
$34,215     TOTAL INVESTMENTS (Cost $34,044,083) (a)....................................              98.2%     35,240,663
=======
            OTHER ASSETS IN EXCESS OF LIABILITIES ......................................               1.8         643,271
                                                                                                     =====     ===========
            NET ASSETS .................................................................             100.0%    $35,883,934
                                                                                                     =====     ===========

------------
 AMT     Alternative Minimum Tax.
COPs     Certificates of Participation.
 ETM     Escrowed to maturity.
  #      Joint exemption in New Jersey and Pennsylvania.
 ##      Joint exemption in New York and New Jersey.
  *      Puerto Rico issues represent 8.8% of net assets.
 **      Current coupon of variable rate demand obligation.
  +      Entire issue called for redemption on 12/16/02 at $102.
 (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,278,655 and the aggregate gross unrealized depreciation is $82,075, resulting in net unrealized appreciation of $1,196,580.

Bond Insurance:
---------------
Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
 FSA     Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.



                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002


 PRINCIPAL
 AMOUNT IN                                                                            COUPON         MATURITY
 THOUSANDS                                                                             RATE            DATE          VALUE
-----------------------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS* (86.9%)
            GENERAL OBLIGATION (6.3%)
 $  2,000   Puerto Rico Municipal Finance Agency, 2002 Ser A (FSA) (WI) ...........    5.25 %        08/01/20     $ 2,095,660
 --------                                                                                                         -----------
            EDUCATIONAL FACILITIES REVENUE (16.2%)
    1,000   Allegheny County Higher Education Building Authority, Carnegie
              Mellon University Ser 2002 ..........................................    5.25          03/01/32       1,010,140
    1,000   Delaware County Authority, Villanova University Ser 1995
              (Ambac)*** ..........................................................    5.80          08/01/25       1,068,180
    1,000   Pennsylvania Higher Educational Facilities Authority, University
              of Pennsylvania Ser 1998 ............................................    4.625         07/15/30         924,400
    1,000   Pennsylvania State University, Refg Ser 2002 ..........................    5.25          08/15/13       1,100,640
    1,000   Swarthmore Boro Authority, Pennsylvania,
              Swarthmore College Ser 2001 .........................................    5.00          09/15/31         989,380
      250   Union County Higher Educational Facilities Authority, Bucknell
              University Ser 2002 A (WI) ..........................................    5.25          04/01/22         257,220
 --------                                                                                                         -----------
    5,250                                                                                                           5,349,960
 --------                                                                                                         -----------
            ELECTRIC REVENUE (3.0%)
    1,000   Puerto Rico Electric Power Authority, Power Ser DD (FSA) ..............    4.50          07/01/19         983,890
 --------                                                                                                         -----------
            HOSPITAL REVENUE (14.5%)
    1,000   Allegheny County Hospital Development Authority, Presbyterian
              University Health Inc Ser 1992 B (MBIA) .............................    6.00          11/01/12       1,022,990
    1,000   Lehigh County General Purpose Authority, Lehigh Valley Health Ser B
              2001 (FSA) ..........................................................    5.00          07/01/31         971,810
            Philadelphia Hospitals & Higher Education Facilities Authority,
    1,750     Chestnut Hill Hospital Ser of 1992 ..................................    6.375         11/15/11       1,766,730
    1,000     Children's Hospital of Philadelphia Ser A of 1993 ...................    5.375         02/15/14       1,013,110
 --------                                                                                                         -----------
    4,750                                                                                                           4,774,640
 --------                                                                                                         -----------
            INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (3.2%)
    1,000   Carbon County Industrial Development Authority, Panther Creek
 --------     Partners Refg 2000 Ser (AMT) ........................................    6.65          05/01/10       1,046,510
                                                                                                                  -----------
            MORTGAGE REVENUE - SINGLE FAMILY (6.3%)
            Pennsylvania Housing Finance Agency,
      500     Ser 1991-31 C (AMT) ................................................     10.544[+/+]   04/01/25         514,670
    1,500     Ser 2000-70 A (AMT) ................................................     5.90          04/01/31       1,558,260
 --------                                                                                                         -----------
    2,000                                                                                                           2,072,930
 --------                                                                                                         -----------

                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                          COUPON         MATURITY
 THOUSANDS                                                                           RATE           DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------
            RECREATIONAL FACILITIES REVENUE (6.0%)
            Philadelphia Industrial Development Authority,
  $ 1,000     Stadium Ser B 2001 (FSA) ..........................................    5.50 %        10/01/17     $ 1,075,430
    1,000     The Franklin Institute Ser 1998 ...................................    5.20          06/15/26         907,490
  -------                                                                                                       -----------
    2,000                                                                                                         1,982,920
  -------                                                                                                       -----------
            RESOURCE RECOVERY REVENUE (3.3%)
    1,000   Montgomery County Industrial Development Authority
  -------     Refg 2002 Ser A (MBIA) ............................................    5.25          11/01/14       1,090,790
                                                                                                                -----------
            STUDENT LOAN REVENUE (3.1%)
    1,000   Pennsylvania State Higher Educational Assistant Agency,
  -------     Student Loan 1988 Ser D (AMT) (Ambac) .............................    6.05          01/01/19       1,032,370
                                                                                                                -----------
            TRANSPORTATION FACILITIES REVENUE (5.9%)
    1,000   Delaware River Port Authority, Ser 1995 (FGIC) #*** .................    5.50          01/01/26       1,030,770
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ..........    4.75          07/01/38         931,930
  -------                                                                                                       -----------
    2,000                                                                                                         1,962,700
  -------                                                                                                       -----------
            WATER & SEWER REVENUE (11.3%)
    1,000   Allegheny County Sanitary Authority, Sewer Ser 2000 (MBIA) ..........    5.50          12/01/24       1,045,450
    1,000   Pennsylvania Finance Authority, Penn Hills Ser A 2000 (FGIC) ........    5.50          12/01/22       1,038,670
    1,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) *** ................    6.25          08/01/11       1,169,840
    2,000   Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC) ...............    0.00          09/01/28         479,220
  -------                                                                                                       -----------
    5,000                                                                                                         3,733,180
  -------                                                                                                       -----------
            OTHER REVENUE (7.8%)
    1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 ..............    6.60          11/01/09       1,585,140
    1,000   Philadelphia Gas Works Third Ser 1998 (FSA) .........................    5.125         08/01/31       1,002,570
  -------                                                                                                       -----------
    2,500                                                                                                         2,587,710
  -------                                                                                                       -----------
   29,500   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (Cost $27,859,775)...............................      28,713,260
  -------                                                                                                       -----------

                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST - PENNSYLVANIA SERIES PORTFOLIO OF INVESTMENTS o NOVEMBER 30, 2002 continued


 PRINCIPAL
 AMOUNT IN                                                                        COUPON         MATURITY
 THOUSANDS                                                                         RATE            DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (9.6%)
  $   950   Delaware County Industrial Development Authority, United Parcel
             Service of America Inc Ser 1985 (Demand 12/02/02) .............       0.99**%        12/01/15     $   950,000
    1,300   Geisinger Authority, Geisinger Health Ser 2000 (Demand 12/02/02)       1.15**         08/01/28       1,300,000
      905   South Fork Municipal Authority, Conemaugh Health Ser A 1998
  -------    (MBIA) (Demand 12/02/02) .......................................      1.13**         07/01/28         905,000
                                                                                                               -----------
    3,155   TOTAL SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $3,155,000)..............       3,155,000
  -------                                                                                                      -----------
  $32,655   TOTAL INVESTMENTS (Cost $31,014,775) (a).......................................           96.5%     31,868,260
  =======
            OTHER ASSETS IN EXCESS OF LIABILITIES .........................................            3.5       1,153,617
                                                                                                     -----     -----------
            NET ASSETS ....................................................................          100.0%    $33,021,877
                                                                                                     =====     ===========

------------
  AMT     Alternative Minimum Tax.
  WI      Security purchased on a when-issued basis.
 [+/+] Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security changes.
   #      Joint exemption in Pennsylvania and New Jersey.
   *      Puerto Rico issues represent 12.2% of net assets.
  **      Current coupon of variable rate security.
  *** All or a portion of this security is segregated in connection with the purchase of a "when-issued" security.
  (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $998,780 and the aggregate gross unrealized depreciation is $145,295, resulting in net unrealized appreciation of $853,485.


Bond Insurance:
---------------
 Ambac    Ambac Assurance Corporation.
 FGIC     Financial Guaranty Insurance Company.
  FSA     Financial Security Assurance Inc.
 MBIA     Municipal Bond Investors Assurance Corporation.


                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2002


                                                               ARIZONA          FLORIDA        NEW JERSEY      PENNSYLVANIA
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value* ....................   $ 29,596,816     $ 40,177,357     $ 35,240,663     $ 31,868,260
Cash ....................................................         93,340           24,378           88,647           23,046
Receivable for:
  Interest ..............................................        592,721          464,804          553,374          470,285
  Investments sold ......................................             --               --               --        3,060,000
  Shares of beneficial interest sold ....................            192           14,241           44,516           13,516
Prepaid expenses ........................................          7,567            6,307            6,630            1,962
                                                            ------------     ------------     ------------     ------------
  TOTAL ASSETS ..........................................     30,290,636       40,687,087       35,933,830       35,437,069
                                                            ------------     ------------     ------------     ------------
LIABILITIES:
Payable for:
  Investments purchased .................................             --               --               --        2,361,207
  Shares of beneficial interest redeemed ................             --            2,500               --               --
  Investment management fee .............................          8,807           11,904           10,330            9,520
  Dividends to shareholders .............................         10,319           14,421           12,822           12,363
  Distribution fee ......................................          3,775            5,102            4,427            4,080
Accrued expenses ........................................         20,900           26,561           22,317           28,022
                                                            ------------     ------------     ------------     ------------
  TOTAL LIABILITIES .....................................         43,801           60,488           49,896        2,415,192
                                                            ------------     ------------     ------------     ------------
  NET ASSETS ............................................   $ 30,246,835     $ 40,626,599     $ 35,883,934     $ 33,021,877
                                                            ============     ============     ============     ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .........................................   $ 29,091,173     $ 38,455,043     $ 34,355,706     $ 31,907,877
Undistributed net investment income .....................          3,682           56,724           13,255            5,759
Accumulated undistributed net realized gain .............        326,843          694,052          318,393          254,756
Net unrealized appreciation .............................        825,137        1,420,780        1,196,580          853,485
                                                            ------------     ------------     ------------     ------------
  NET ASSETS ............................................   $ 30,246,835     $ 40,626,599     $ 35,883,934     $ 33,021,877
                                                            ============     ============     ============     ============
  *COST .................................................   $ 28,771,679     $ 38,756,577     $ 34,044,083     $ 31,014,775
                                                            ============     ============     ============     ============
  SHARES OF BENEFICIAL INTEREST OUTSTANDING .............      2,895,988        3,815,065        3,336,702        3,069,749
                                                            ============     ============     ============     ============
NET ASSET VALUE PER SHARE
(unlimited authorized shares of $.01 par value)..........         $10.44           $10.65           $10.75           $10.76
                                                                  ======           ======           ======           ======
MAXIMUM OFFERING PRICE PER SHARE,
(net asset value plus 4.17% of net asset value) .........         $10.88           $11.09           $11.20           $11.21
                                                                  ======           ======           ======           ======

                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS continued

STATEMENTS OF OPERATIONS
For the year ended November 30, 2002


                                                     ARIZONA         FLORIDA        NEW JERSEY      PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:
INTEREST INCOME ...............................    $1,518,852      $2,174,750       $1,870,040        $1,814,829
                                                   ----------      ----------       ----------        ----------
EXPENSES
Investment management fee .....................       107,958         149,342          124,802           116,551
Distribution fee ..............................        45,403          62,861           52,474            49,660
Professional fees .............................        20,374          16,736           17,370            19,660
Shareholder reports and notices ...............        12,127          16,234           18,630            16,249
Transfer agent fees and expenses ..............        10,728          15,874           17,834            15,298
Registration fees .............................         6,338           4,753            5,538             7,933
Trustees' fees and expenses ...................         4,101           5,529            4,436             4,372
Custodian fees ................................         2,327           2,659            2,302             2,310
Other .........................................         5,820           6,087            6,010             5,128
                                                   ----------      ----------       ----------        ----------
  TOTAL EXPENSES ..............................       215,176         280,075          249,396           237,161

Less: expense offset ..........................        (2,321)         (2,651)          (2,296)           (2,304)
                                                   ----------      ----------       ----------        ----------
  NET EXPENSES ................................       212,855         277,424          247,100           234,857
                                                   ----------      ----------       ----------        ----------
  NET INVESTMENT INCOME .......................     1,305,997       1,897,326        1,622,940         1,579,972
                                                   ----------      ----------       ----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................       326,643         681,036          430,385           243,854
Net change in unrealized appreciation .........        61,360        (333,166)        (193,891)         (284,848)
                                                   ----------      ----------       ----------        ----------
  NET GAIN (LOSS) .............................       388,003         347,870          236,494           (40,994)
                                                   ----------      ----------       ----------        ----------
NET INCREASE ..................................    $1,694,000      $2,245,196       $1,859,434        $1,538,978
                                                   ==========      ==========       ==========        ==========

                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS continued

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   ARIZONA                                    FLORIDA
                                                   ---------------------------------------   ---------------------------------------
                                                      FOR THE YEAR          FOR THE YEAR        FOR THE YEAR          FOR THE YEAR
                                                         ENDED                 ENDED               ENDED                 ENDED
                                                   NOVEMBER 30, 2002     NOVEMBER 30, 2001   NOVEMBER 30, 2002     NOVEMBER 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ............................  $     1,305,997      $     1,456,997      $     1,897,326      $     2,229,796
Net realized gain ................................          326,643              358,470              681,036              402,935
Net change in unrealized appreciation ............           61,360              321,352             (333,166)             746,948
                                                    ---------------      ---------------      ---------------      ---------------
  NET INCREASE ...................................        1,694,000            2,136,819            2,245,196            3,379,679
                                                    ---------------      ---------------      ---------------      ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................       (1,302,378)          (1,456,997)          (1,891,394)          (2,229,796)
Net realized gain ................................          (66,842)            --                   (135,896)              --
                                                    ---------------      ---------------      ---------------      ---------------
  TOTAL DIVIDEND AND DISTRIBUTIONS ...............       (1,369,220)          (1,456,997)          (2,027,290)          (2,229,796)
                                                    ---------------      ---------------      ---------------      ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ..........................        1,682,214            2,163,526            4,581,829            4,790,753
Reinvestment of dividends and distributions ......          641,507              677,886              665,499              680,628
Cost of shares redeemed ..........................       (4,123,198)          (4,128,295)          (9,049,359)         (10,361,972)
                                                    ---------------      ---------------      ---------------      ---------------
  NET DECREASE ...................................       (1,799,477)          (1,286,883)          (3,802,031)          (4,890,591)
                                                    ---------------      ---------------      ---------------      ---------------
  TOTAL DECREASE .................................       (1,474,697)            (607,061)          (3,584,125)          (3,740,708)
NET ASSETS:
Beginning of period ..............................       31,721,532           32,328,593           44,210,724           47,951,432
                                                    ---------------      ---------------      ---------------      ---------------
END OF PERIOD ....................................  $    30,246,835      $    31,721,532      $    40,626,599      $    44,210,724
                                                    ===============      ===============      ===============      ===============
UNDISTRIBUTED NET INVESTMENT INCOME ..............  $         3,682      $      --            $        56,724      $        --
                                                    ===============      ===============      ===============      ===============
SHARES ISSUED AND REDEEMED:
Sold .............................................          161,454              210,046              428,331              452,219
Reinvestment of dividends and distributions ......           61,771               65,644               62,790               64,305
Redeemed .........................................         (397,347)            (399,922)            (849,113)            (975,543)
                                                    ---------------      ---------------      ---------------      ---------------
  NET DECREASE ...................................         (174,122)            (124,232)            (357,992)            (459,019)
                                                    ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS continued

STATEMENTS OF CHANGES IN NET ASSETS continued


                                                                  NEW JERSEY                                 PENNSYLVANIA
                                                 ----------------------------------------   ---------------------------------------
                                                    FOR THE YEAR           FOR THE YEAR        FOR THE YEAR          FOR THE YEAR
                                                       ENDED                  ENDED               ENDED                 ENDED
                                                 NOVEMBER 30, 2002      NOVEMBER 30, 2001   NOVEMBER 30, 2002     NOVEMBER 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ........................... $      1,622,940      $      1,738,745    $      1,579,972      $      1,825,059
Net realized gain ...............................          430,385               127,859             243,854                 4,290
Net change in unrealized appreciation ...........         (193,891)              702,158            (284,848)            1,170,651
                                                  ----------------      ----------------    ----------------      ----------------
  NET INCREASE ..................................        1,859,434             2,568,762           1,538,978             3,000,000
                                                  ----------------      ----------------    ----------------      ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...........................       (1,615,666)           (1,738,745)         (1,574,345)           (1,825,059)
Net realized gain ...............................           --                    --                  --                    (9,914)
                                                  ----------------      ----------------    ----------------      ----------------
  TOTAL DIVIDEND AND DISTRIBUTIONS ..............       (1,615,666)           (1,738,745)         (1,574,345)           (1,834,973)
                                                  ----------------      ----------------    ----------------      ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales .........................        4,749,420             4,249,813           2,645,466             3,086,042
Reinvestment of dividends and distributions .....          840,799               885,808             766,720               843,344
Cost of shares redeemed .........................       (6,706,663)           (5,514,589)         (5,868,811)          (21,621,586)
                                                  ----------------      ----------------    ----------------      ----------------
  NET DECREASE ..................................       (1,116,444)             (378,968)         (2,456,625)          (17,692,200)
                                                  ----------------      ----------------    ----------------      ----------------
  TOTAL INCREASE (DECREASE) .....................         (872,676)              451,049          (2,491,992)          (16,527,173)
NET ASSETS:
Beginning of period .............................       36,756,610            36,305,561          35,513,869            52,041,042
                                                  ----------------      ----------------    ----------------      ----------------
END OF PERIOD ................................... $     35,883,934      $     36,756,610    $     33,021,877      $     35,513,869
                                                  ================      ================    ================      ================
UNDISTRIBUTED NET INVESTMENT INCOME ............. $         13,255      $         --        $          5,759      $         --
                                                  ================      ================    ================      ================
SHARES ISSUED AND REDEEMED:
Sold ............................................          441,017               398,556             245,641               287,839
Reinvestment of dividends and distributions .....           78,409                82,994              71,268                78,717
Redeemed ........................................         (626,811)             (516,231)           (548,168)           (2,040,808)
                                                  ----------------      ----------------    ----------------      ----------------
  NET DECREASE ..................................         (107,385)              (34,681)           (231,259)           (1,674,252)
                                                  ================      ================    ================      ================

                        See Notes to Financial Statements

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2002


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of four separate Series (the "Series"): the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2002 continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. EXPENSES - Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.

F. USE OF ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

3. PLAN OF DISTRIBUTION

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain services in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended November 30, 2002, the distribution fees were accrued at the following annual rates:

                          ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                          -------     -------     ----------     ------------
Annual Rate ..........      0.15%       0.15%         0.15%          0.15%
                            ====        ====          ====           ====

The Distributor has informed the Fund that for the year ended November 30, 2002, it received commissions from the sale of the Fund's shares of beneficial interest as follows:

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2002 continued


                          ARIZONA      FLORIDA      NEW JERSEY     PENNSYLVANIA
                          -------      -------      ----------     ------------
Commissions ..........    $51,971     $143,351       $158,002         $85,505
                          =======     ========       ========         =======

Such commissions are deducted from the proceeds of the shares and are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2002 were as follows:

                       ARIZONA        FLORIDA     NEW JERSEY     PENNSYLVANIA
                       -------        -------     ----------     ------------
Purchases .......... $ 8,603,643    $ 8,886,333   $4,802,437    $   6,537,723
                     ===========    ===========   ==========    =============
Sales .............. $10,205,366    $12,626,960   $6,494,128    $  10,046,393*
                     ===========    ===========   ==========    =============

------------
* Includes $1,040,233 of transactions with another Morgan Stanley fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended November 30, 2002 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:


                                   ARIZONA   FLORIDA   NEW JERSEY   PENNSYLVANIA
                                   -------   -------   ----------   ------------
Aggregate Pension Costs .......... $1,399    $ 1,927     $ 1,509      $ 1,537
                                   ======    =======     =======      =======
Accrued Pension Liability ........ $9,948    $14,885     $10,464      $12,740
                                   ======    =======     =======      =======

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2002, each of the Series had transfer agent fees and expenses payable as follows:

                                   ARIZONA   FLORIDA   NEW JERSEY   PENNSYLVANIA
                                   -------   -------   ----------   ------------
Transfer Agent Fees
  and Expenses Payable ..........   $410      $585       $435          $587
                                    ====      ====       ====          ====

5. FEDERAL INCOME TAX STATUS

During the year ended November 30, 2002, the New Jersey Series utilized its net capital loss carryover of approximately $130,000.

At November 30, 2002, each Series had permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Series. To reflect reclassifications arising from the permanent differences, the following Series were (charged) credited:

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS o NOVEMBER 30, 2002 continued

                        UNDISTRIBUTED        ACCUMULATED
                       NET INVESTMENT       UNDISTRIBUTED
                           INCOME         NET REALIZED GAIN     PAID-IN-CAPITAL
                      ----------------   -------------------   ----------------
Arizona .............         (203)                203                --
Florida .............       38,846             (38,846)               --
New Jersey ..........      (18,041)             18,041                --
Pennsylvania ........      (10,068)              6,617               3,451

6. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.


7. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At November 30, 2002, the Pennsylvania Series held a position in a residual interest bond having a total value of $514,670 which represents 1.6% of the Series' net assets.

8. CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of each respective Series, but resulted in the following changes to Arizona Series, Florida Series, New Jersey Series and Pennsylvania Series: an increase in the cost of securities of $266, $11,946, $24,022 and $10,200, respectively; and a corresponding increase to undistributed net investment income based on securities held as of November 30, 2001.

The effect of this change for the year ended November 30, 2002 was to increase net investment income by $189, $1,145, $3,010 and $1,517, respectively; increase unrealized appreciation by $11, $11,872, $15,029 and $9,385, respectively; and decrease net realized gains by $200, $13,017, $18,039 and $10,902, respectively. The Statements of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

               NET ASSET                NET REALIZED                                                       TOTAL
     YEAR        VALUE         NET           AND       TOTAL FROM       DIVIDENDS      DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT    UNREALIZED    INVESTMENT          TO                TO             AND
 NOVEMBER 30   OF PERIOD     INCOME      GAIN (LOSS)   OPERATIONS     SHAREHOLDERS      SHAREHOLDERS   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
ARIZONA SERIES
1998            $10.64       $0.51         $0.17         $0.68          $(0.51)              --          $(0.51)
1999             10.81        0.49         (0.75)        (0.26)          (0.49)           $(0.16)         (0.65)
2000              9.90        0.49          0.22          0.71           (0.49)              --           (0.49)
2001             10.12        0.47          0.21          0.68           (0.47)              --           (0.47)
2002             10.33        0.44          0.13          0.57           (0.44)            (0.02)         (0.46)
FLORIDA SERIES
1998             10.97        0.52          0.28          0.80           (0.52)              --           (0.52)
1999             11.25        0.50         (0.78)        (0.28)          (0.50)            (0.37)         (0.87)
2000             10.10        0.50          0.25          0.75           (0.50)              --           (0.50)
2001             10.35        0.50          0.24          0.74           (0.50)              --           (0.50)
2002             10.59        0.47          0.09          0.56           (0.47)            (0.03)         (0.50)
NEW JERSEY SERIES
1998             10.88        0.53          0.27          0.80           (0.53)              --           (0.53)
1999             11.15        0.51         (0.77)        (0.26)          (0.51)            (0.16)         (0.67)
2000             10.22        0.50          0.22          0.72           (0.50)              --           (0.50)
2001             10.44        0.50          0.23          0.73           (0.50)              --           (0.50)
2002             10.67        0.49          0.08          0.57           (0.49)              --           (0.49)
PENNSYLVANIA SERIES
1998             10.97        0.53          0.18          0.71           (0.53)              --           (0.53)
1999             11.15        0.52         (0.84)        (0.32)          (0.52)            (0.12)         (0.64)
2000             10.19        0.52          0.27          0.79           (0.52)              --           (0.52)
2001             10.46        0.54          0.30          0.84           (0.54)[+/+]         --           (0.54)
2002             10.76        0.51          0.00          0.51           (0.51)              --           (0.51)

------------
  + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
[+/+]    Includes capital gain distribution of $0.0029.
 (1)     Does not reflect the effect of expense offset of 0.01%.
 (2) Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was to increase the ratio of investment income to average net assets by 0.01%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                        See Notes to Financial Statements

                                        RATIOS TO AVERAGE NET ASSETS
                                      ---------------------------------
  NET ASSET               NET ASSETS        EXPENSES
    VALUE                   END OF           (BEFORE            NET         PORTFOLIO
    END OF      TOTAL      PERIOD           EXPENSE        INVESTMENT       TURNOVER
    PERIOD     RETURN+     (000'S)          OFFSET)          INCOME           RATE
-------------------------------------------------------------------------------------

    $10.81      6.56%      $41,655          0.65%(1)            4.77%          30%
      9.90     (2.53)       36,867          0.66 (1)            4.72           13
     10.12      7.42        32,329          0.67 (1)            4.93           10
     10.33      6.82        31,722          0.71 (1)            4.54           30
     10.44      5.64        30,247          0.70 (1)            4.23           29

     11.25      7.58        61,262          0.62 (1)            4.69           26
     10.10     (2.70)       53,555          0.64 (1)            4.69           13
     10.35      7.70        47,951          0.63 (1)            4.95            4
     10.59      7.23        44,211          0.65 (1)            4.69           16
     10.65      5.44        40,627          0.66 (1)            4.45           22

     11.15      7.49        41,803          0.67 (1)            4.77           21
     10.22     (2.44)       38,566          0.69                4.73           10
     10.44      7.32        36,306          0.69 (1)            4.90           20
     10.67      7.07        36,757          0.69                4.65            9
     10.75      5.41        35,884          0.70 (1)            4.55 (2)       14

     11.15      6.60        53,808          0.64 (1)            4.75           26
     10.19     (3.02)       49,059          0.64 (1)            4.83            6
     10.46      8.03        52,041          0.64 (1)            5.07            6
     10.76      8.19        35,514          0.68 (1)            5.05           11
     10.76      4.83        33,022          0.71 (1)            4.74           21

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST:


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Morgan Stanley Multi-State Municipal Series Trust (the "Fund"), comprising the Arizona Series, Florida Series, New Jersey Series and Pennsylvania Series, as of November 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series constituting the Morgan Stanley Multi-State Municipal Series Trust as of November 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
January 10, 2003

                       2002 Federal Tax Notice (unaudited)

      During the year ended November 30, 2002, each Series paid to its shareholders the following per share amounts from tax-exempt income:

             ARIZONA      FLORIDA      NEW JERSEY      PENNSYLVANIA
             -------      -------      ----------      ------------
              $0.44        $0.47         $0.49             $0.51


      Additionally, during the year ended November 30, 2002, the Arizona Series paid to its shareholders $0.02 per share from long-term capital gains, and the Florida Series paid to its shareholders $0.03 per share from long-term capital gains.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:


                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------- ------------- ----------------  ------------------------------------------------
Michael Bozic (61)                    Trustee       Since             Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                        April 1994        Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                   formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                         (December 1998-October 2000), Chairman and
New York, NY                                                          Chief Executive Officer of Levitz Furniture
                                                                      Corporation (November 1995-November 1998)
                                                                      and President and Chief Executive Officer
                                                                      of Hills Department Stores (May 1991-July
                                                                      1995); formerly variously Chairman, Chief
                                                                      Executive Officer, President and Chief
                                                                      Operating Officer (1987-1991) of the Sears
                                                                      Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (70)                    Trustee       Since             Director or Trustee of the Morgan Stanley
c/o Summit Ventures LLC                             January 1993      Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                    and Chairman, Senate Banking Committee
Salt Lake City, UT                                                    (1980-1986); formerly Mayor of Salt Lake City,
                                                                      Utah (1971-1974); formerly Astronaut,
                                                                      Space Shuttle Discovery (April 12-19,
                                                                      1985); Vice Chairman, Huntsman Corporation
                                                                      (chemical company); member of the Utah
                                                                      Regional Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Trustee       Since             Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                        September 1997    Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                   formerly associated with the Allstate
1675 Broadway                                                         Companies (1966-1994), most recently as
New York, NY                                                          Chairman of The Allstate Corporation
                                                                      (March 1993-December 1994) and Chairman
                                                                      and Chief Executive Officer of its
                                                                      wholly-owned subsidiary, Allstate
                                                                      Insurance Company (July 1989-December
                                                                      1994).

                                         NUMBER OF
                                       PORTFOLIOS IN
                                           FUND
                                          COMPLEX
       NAME, AGE AND ADDRESS OF          OVERSEEN
         INDEPENDENT TRUSTEE           BY TRUSTEE**           OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------- --------------   ------------------------------------------------
Michael Bozic (61)                          129        Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                          129        Director of Franklin Covey (time management
c/o Summit Ventures LLC                                systems), BMW Bank of North America, Inc.
1 Utah Center                                          (industrial loan corporation), United Space
201 S. Main Street                                     Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                                     and the Boeing Company) and Nuskin Asia
                                                       Pacific (multilevel marketing); member of
                                                       the board of various civic and charitable
                                                       organizations.

Wayne E. Hedien (68)                        129        Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw                           mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees                    Chairman of The Field Museum of Natural
1675 Broadway                                          History; director of various other business and
New York, NY                                           charitable organizations.

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
TRUSTEE AND OFFICER INFORMATION continued



                                                         TERM OF
                                                       OFFICE AND
                                         POSITION(S)    LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH       TIME
          INDEPENDENT TRUSTEE             REGISTRANT     SERVED*      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------- ------------ ------------------------------------------------
Dr. Manuel H. Johnson (53)              Trustee       Since        Chairman of the Audit Committee and Director
c/o Johnson Smick International, Inc.                 July 1991    or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.                                      TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                                                   Smick International, Inc., a consulting firm;
                                                                   Co-Chairman and a founder of the Group
                                                                   of Seven Council (G7C), an international
                                                                   economic commission; formerly Vice
                                                                   Chairman of the Board of Governors of
                                                                   the Federal Reserve System and Assistant
                                                                   Secretary of the U.S. Treasury.

Michael E. Nugent (66)                  Trustee       Since        Chairman of the Insurance Committee and
c/o Triumph Capital, L.P.                             July 1991    Director or Trustee of the Morgan Stanley
237 Park Avenue                                                    Funds and the TCW/DW Term Trusts; director/
New York, NY                                                       trustee of various investment companies
                                                                   managed by Morgan Stanley Investment
                                                                   Management Inc. and Morgan Stanley
                                                                   Investments LP (since July 2001); General
                                                                   Partner, Triumph Capital, L.P., a private
                                                                   investment partnership; formerly Vice
                                                                   President, Bankers Trust Company and BT
                                                                   Capital Corporation (1984-1988).
                                           Number of
                                         Portfolios in
                                             Fund
                                            Complex
        Name, Age and Address of           Overseen
          Independent Trustee            by Trustee**          Other Directorships Held by Trustee
--------------------------------------- --------------   ----------------------------------------------
Dr. Manuel H. Johnson (53)                  129          Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.                    Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.                            Accounting Foundation (oversight organization
Washington, D.C.                                         of the Financial Accounting Standards Board).

Michael E. Nugent (66)                      207          Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:


                                                          TERM OF
                                                        OFFICE AND
                                     POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH            TIME
      INTERESTED TRUSTEE              REGISTRANT          SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------ ----------------------- ------------  -------------------------------------------------
Charles A. Fiumefreddo (69)    Chairman of the Board   Since         Chairman and Director or Trustee of the
c/o Morgan Stanley Trust       and Trustee             July 1991     Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,                                         Trusts; formerly Chairman, Chief Executive
Plaza Two,                                                           Officer and Director of the Investment Manager,
Jersey City, NJ                                                      the Distributor and Morgan Stanley Services,
                                                                     Executive Vice President and Director of Morgan
                                                                     Stanley DW, Chairman and Director of the Transfer
                                                                     Agent, and Director and/or officer of various
                                                                     Morgan Stanley subsidiaries (until June 1998) and
                                                                     Chief Executive Officer of the Morgan Stanley
                                                                     Funds and the TCW/DW Term Trusts (until September
                                                                     2002).

James F. Higgins (54)          Trustee                 Since         Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                               June 2000     August 2000); Director of the Distributor and
Harborside Financial Center,                                         Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                                                           the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                                                      Term Trusts (since June 2000); previously
                                                                     President and Chief Operating Officer of the
                                                                     Private Client Group of Morgan Stanley (May
                                                                     1999-August 2000), President and Chief Operating
                                                                     Officer of Individual Securities of Morgan
                                                                     Stanley (February 1997-May 1999).

Philip J. Purcell (59)         Trustee                 Since         Director or Trustee of the Morgan Stanley
1585 Broadway                                          April 1994    Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                         of the Board of Directors and Chief Executive
                                                                     Officer of Morgan Stanley and Morgan Stanley DW;
                                                                     Director of the Distributor; Chairman of the
                                                                     Board of Directors and Chief Executive Officer of
                                                                     Novus Credit Services Inc.; Director and/or
                                                                     officer of various Morgan Stanley subsidiaries.

                                  NUMBER OF
                                PORTFOLIOS IN
                                    FUND
                                   COMPLEX
   NAME, AGE AND ADDRESS OF       OVERSEEN
      INTERESTED TRUSTEE        BY TRUSTEE**        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------ --------------  --------------------------------------------
Charles A. Fiumefreddo (69)        129         None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)              129         None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)             129         Director of American Airlines, Inc. and its
1585 Broadway                                  parent company, AMR Corporation.
New York, NY

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY MULTI-STATE MUNICIPAL SERIES TRUST
TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF         HELD WITH             TIME
       EXECUTIVE OFFICER            REGISTRANT          SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------ ------------------- ----------------- ---------------------------------------------------------------
Mitchell M. Merin (49)         President and       President since   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas    Chief Executive     May 1999 and      Investment Management (since December 1998); President,
New York, NY                   Officer             Chief Executive   Director (since April 1997) and Chief Executive Officer (since
                                                   Officer since     June 1998) of the Investment Manager and Morgan Stanley
                                                   September 2002    Services; Chairman, Chief Executive Officer and Director of the
                                                                     Distributor (since June 1998); Chairman (since June 1998) and
                                                                     Director (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President (since May
                                                                     1999) and Chief Executive Officer (since September 2002) of the
                                                                     Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various
                                                                     Van Kampen investment companies (since December 1999);
                                                                     previously Chief Strategic Officer of the Investment Manager and Morgan Stanley Services and Executive Vice President of the
                                                                     Distributor (April 1997-June 1998), Vice President of the
                                                                     Morgan Stanley Funds (May 1997-April 1999), and Executive Vice
                                                                     President of Morgan Stanley.

Barry Fink (47)                Vice President,     Since             General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas    Secretary and       February 1997     December 2000) of Morgan Stanley Investment Management;
New York, NY                   General Counsel                       Managing Director (since December 2000), and Secretary and
                                                                     General Counsel (since February 1997) and Director (since July
                                                                     1998) of the Investment Manager and Morgan Stanley Services;
                                                                     Assistant Secretary of Morgan Stanley DW; Vice President,
                                                                     Secretary and General Counsel of the Morgan Stanley Funds and
                                                                     TCW/DW Term Trusts (since February 1997); Vice President and
                                                                     Secretary of the Distributor; previously, Senior Vice
                                                                     President, Assistant Secretary and Assistant General Counsel of
                                                                     the Investment Manager and Morgan Stanley Services.

Thomas F. Caloia (56)          Treasurer           Since             First Vice President and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust                           April 1989        Manager, the Distributor and Morgan Stanley Services; Treasurer
Harborside Financial Center,                                         of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Ronald E. Robison (63)         Vice President      Since             Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        October 1998      (since February 1999) of the Investment Manager and Morgan
New York, NY                                                         Stanley Services and Chief Executive Officer and Director of
                                                                     the Transfer Agent; previously Managing Director of the TCW
                                                                     Group Inc.

Joseph J. McAlinden (59)       Vice President      Since             Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        July 1995         Investment Manager, Morgan Stanley Investment Management Inc.
New York, NY                                                         and Morgan Stanley Investments LP; Director of the Transfer
                                                                     Agent; Chief Investment Officer of the Van Kampen Funds.

Francis Smith (37)             Vice President      Since             Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust       and Chief           September 2002    Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center,   Financial Officer                     2002); Executive Director of the Investment Manager and Morgan
Plaza Two,                                                           Stanley Services (since December 2001). Formerly, Vice
Jersey City, NJ                                                      President of the Investment Manager and Morgan Stanley Services
                                                                     (August 2000-November 2001), Senior Manager at
                                                                     PricewaterhouseCoopers LLP (January 1998--August 2000) and
                                                                     Associate-Fund Administration at BlackRock Financial Management
                                                                     (July 1996--December 1997).


------------
* Each Officer serves an indefinite term, until his or her successor is elected.

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














                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees, expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]


[MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]
THE ARIZONA SERIES

THE FLORIDA SERIES

THE NEW JERSEY SERIES

THE PENNSYLVANIA SERIES


MORGAN STANLEY
MULTI-STATE MUNICIPAL
SERIES TRUST

ANNUAL REPORT
November 30, 2002

-----------------------

37926RPT-9376L02-AP-12/02